Nature and continuance of operations	12 Months Ended
Dec. 31, 2020
Nature and continuance of operations
Nature and continuance of operations

1.            Nature and continuance of operations

ElectraMeccanica Vehicles Corp (the “Company”) was incorporated on February 16, 2015, under the laws of the province of British Columbia, Canada, and its principal activity is the development and manufacturing of electric vehicles (“EV”s). The Company acquired Intermeccanica International Inc. (“Intermeccanica”) on October 18, 2017, and whose principal activity is the development and manufacturing of high-end custom-built vehicles. On January 22, 2018, the Company incorporated a wholly-owned subsidiary, EMV Automotive USA Inc., in Nevada, USA. On October 15, 2019, the Company incorporated a wholly-owned subsidiary, EMV Automotive Technology (Chongqing) Inc., in Chongqing, China. On November 22, 2019, the Company incorporated SOLO EV, LLC, a wholly-owned subsidiary of EMV Automotive USA Inc., in Michigan, USA.

The head office and principal address of the Company are located at 102 East 1st Avenue, Vancouver, British Columbia, Canada, V5T 1A4.

These consolidated financial statements have been prepared on the assumption that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.  The Company’s principal activity is the development and manufacture of EVs. As at December 31, 2020, the Company has commenced commercial production of the SOLO single seat EV and is not able to finance day-to-day activities through operations. The Company’s continuation is dependent upon the successful results from its electric vehicle manufacturing activities and its ability to attain profitable operations and generate funds there from and/or raise equity capital or borrowings sufficient to meet current and future obligations.

The Company has begun production but has not had commercial delivery of its first electric vehicle. As at December 31, 2020, there have been no revenues from the sale of electric vehicles as any amounts received from the sale of pre-production electric vehicles were netted off against research and development costs as cost recovery.

It is anticipated that significant additional funding will be required. Management primarily intends to finance its operations over the next 12 months through sales of the SOLO, private placements and/or public offerings of equity capital.